INITIAL PUBLIC OFFERING (Details) - $ / shares		4 Months Ended	6 Months Ended
	Dec. 07, 2020	Dec. 31, 2020	Jun. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Price per share			$ 10.00
Number of shares issuable per warrant			1
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	34,500,000		34,500,000
Price per share	$ 10.00		$ 10.00
Number of shares in a unit	1		1
Number of warrants in a unit	0.25	0.25	0.25
Number of shares issuable per warrant	1		1
Exercise price of warrants	$ 11.50		$ 11.50
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	4,500,000		4,500,000